Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Faseeh Ejaz
Title:
Account Administrator
Address:
190 S La Salle St
Phone:
312.326.6925
Email:
faseeh.ejaz@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
Wells Fargo Bank, National Association
Master Servicer:
Midland Loan Services,
a Division of PNC Bank National Association
Special Servicer:
Midland Loan Services,
a Division of PNC Bank National Association
Trust Advisor:
Situs Holdings, LLC
Rating Agency:
DBRS, Inc.
Rating Agency:
Moody’s Investors Service, Inc.
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Nov 18, 2024
Oct 18, 2024
Dec 17, 2024
Oct 31, 2024
Nov 12, 2024
First Payment Date:
Closing Date:
Cut-off Date:
Final Distribution Date:
Feb 15, 2013
Jan 30, 2013
Jan 1, 2013
Feb 15, 2046
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders
Page
1
Historical Delinquency & Liquidation (Stated)
Page
9
REO Status Report Page
10
REO Additional Detail Page
11
Historical Liquidation Loss Loan Detail
Page
12
Bond/Collateral Realized Loss Reconciliation
Page
13
Interest Adjustment Reconciliation
Page
14
Appraisal Reduction Report Page
15
Loan Level Detail Page
16
Historical Loan Modification Report Page
18
Material Breaches and Document Defects
Page
19
Mortgage Loan Characteristics
Page
20
Delinquency Summary Report Page
24
Defeased Loan Detail
Page
25

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
November 2024
Collateral
Trust
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Percent
Class
Rate
Outstanding
A-1
0.73800%
A-2
1.86300%
Balance
102,200,000.00
135,700,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Deficit
0.00
0.00
Expense
0.00
0.00
Balance
0.00
0.00
A-AB
2.46900%
111,600,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
2.65500%
160,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
2.91800%
466,316,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00000%
1,099,536,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S*
3.21400%
123,720,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
100.00%
B*
3.76900%
85,384,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
100.00%
C*
4.17474%
52,276,000.00
7,526,754.33
379,450.79
26,185.18
405,635.97
0.00
0.00
7,147,303.54
100.00%
X-B
0.11600%
137,660,000.00
7,526,754.33
0.00
727.59
727.59
0.00
0.00
7,147,303.54
D
4.29074%
55,761,000.00
55,761,000.00
0.00
0.00
0.00
0.00
0.00
55,761,000.00
E 4.29074%
F
4.29074%
G
4.29074%
6,970,000.00
22,653,000.00
27,880,000.00
6,970,000.00
22,653,000.00
27,880,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,970,000.00
22,653,000.00
27,880,000.00
H
4.29074%
43,563,886.00
38,629,195.52
0.00
0.00
0.00
16,082.31
0.00
38,613,113.21
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,394,023,886.00
159,419,949.85
379,450.79
26,912.77
406,363.55
16,082.31
0.00
159,024,416.75
* Denotes Exchange and Exchangeable classes
PAYMENT DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
November 2024
Collateral
Trust
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expense
Balance
Exchanged
PST*
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
* Denotes Exchange and Exchangeable classes
EXCHANGEABLE CERTIFICATE DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
November 2024
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
61690KAA0
A-2
61690KAB8
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-AB
61690KAC6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
61690KAD4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
61690KAE2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-A
61690KAF9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-S*
61690KAG7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
B*
61690KAH5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C*
61690KAK8
0.14398107
0.00725860
0.00050090
0.00775951
0.00000000
0.13672246
X-B
61690KAW2
0.05467641
0.00000000
0.00000529
0.00000529
0.00000000
0.05191997
D
61690KAL6
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
E
61690KAN2
F
61690KAQ5
G
61690KAS1
1.00000000
1.00000000
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
1.00000000
1.00000000
H
61690KAU6
0.88672520
0.00000000
0.00000000
0.00000000
0.00036917
0.88635603
R
61690KAY8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-S*
61690KAG7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
B*
61690KAH5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C*
61690KAK8
0.14398107
0.00725860
0.00050090
0.00775951
0.00000000
0.13672246
* Denotes Exchange and Exchangeable classes
FACTOR DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
November 2024
Collateral
Trust
Cumulative
Beginning
Scheduled
Unscheduled
Support
Advisor
Ending
Coll Support
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Deficit
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Deficit
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C*
7,526,754.33
379,450.79
0.00
0.00
0.00
7,147,303.54
0.00
D
55,761,000.00
0.00
0.00
0.00
0.00
55,761,000.00
0.00
E
6,970,000.00
0.00
0.00
0.00
0.00
6,970,000.00
0.00
F
22,653,000.00
0.00
0.00
0.00
0.00
22,653,000.00
0.00
G
H
27,880,000.00
38,629,195.52
0.00
0.00
0.00
0.00
0.00
16,082.31
0.00
0.00
27,880,000.00
38,613,113.21
0.00
6,142,576.73
Totals:
159,419,949.85
379,450.79
0.00
16,082.31
0.00
159,024,416.75
6,142,576.73
* Denotes Exchange and Exchangeable classes
PRINCIPAL DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
November 2024
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Prepayment
Maintenance
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Premium
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C*
26,185.18
0.00
0.00
0.00
0.00
0.00
26,185.18
0.00
X-B
727.59
0.00
0.00
0.00
0.00
0.00
727.59
0.00
D
199,379.79
0.00
0.00
199,379.79
0.00
0.00
0.00
885,434.69
E 24,922.03
F 80,998.38
G
99,688.11
0.00
0.00
0.00
0.00
0.00
0.00
24,922.03
80,998.38
99,688.11
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
245,820.37
854,593.69
1,729,709.45
H
138,123.08
0.00
0.00
138,123.08
0.00
0.00
0.00
5,524,091.86
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
570,024.15
0.00
0.00
543,111.38
0.00
0.00
26,912.77
9,239,650.06
* Denotes Exchange and Exchangeable classes
INTEREST DETAIL

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
November 2024
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Fees
373,485.40
Master Servicing Fee
1,775.70
Interest Adjustments
0.00
Certificate Administrator Fee
328.69
Deferred Interest
0.00
Trustee Fee
232.82
Net Prepayment Shortfall
0.00
Custodian Fee
95.87
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
171.60
Interest Reserve (Deposit)/Withdrawal
0.00
Special Servicing Fee
31,801.67
Interest Collections
373,485.40
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
31,801.67
Principal
Miscellaneous Fee
0.00
Scheduled Principal
395,533.10
Fee Distributions
34,077.66
Additional Trust Fund Expenses
Unscheduled Principal
Principal Adjustments
Principal Collections
(291.70)
291.70
395,533.10
Reimbursed for Interest on Advances
296.83
Net ASER Amount
327,988.76
Non-Recoverable Advances
291.70
Other Expenses or Shortfalls
Other
Additional Trust Fund Expenses
328,577.29
Payments to Certificateholders
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Interest Distribution
26,912.77
Principal Distribution
Yield Maintenance
Prepayment Premium
379,450.79
0.00
0.00
Payments to Certificateholders
406,363.55
Total Collections
769,018.50
Total Distribution
769,018.50
RECONCILIATION OF FUNDS
Funds Collection
Interest
Scheduled Interest
Funds Distribution

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
November 2024
Interest Accrual Period
October 1,2024-October 31,2024
P&I Advances:
Master
Principal
Stated Principal Balance
Interest
Servicer
0.00
0.00
Trustee
0.00
0.00
Beginning
Ending
Total Current Advances
0.00
0.00
159,419,949.85
159,024,416.75
Cumulative Advances
0.00
0.00
TA Unused Fees Reserve Account
Interest on Advances
0.00
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Servicing Advances:
Master
Special
Servicer
Servicer
Trustee
Interest on Advances
0.00
0.00
0.00
(Withdraw)/Dep
End Balance
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
Balance
Brokerage Fee
0.00
0
0.00
Current but not Specially Serviced Loans
Rebate
0.00
Shared Fee
0.00
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0
0.00
ADDITIONAL RECONCILIATION DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
November 2024
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Totals:
* Pending information provided by Servicer
Waived
Terms
Fees
Penalties
Payment
Comments
CURRENT LOAN MODIFICATION REPORT

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Nov 2024
0
0.00
0.0%
0
0.00
0.0%
1
81,675,063.80
51.4%
0
0.00
0.0%
2
55,913,791.93
35.2%
1
9,862,850.34
6.2%
0
0.00
0.0%
Oct 2024
0
0.00
0.0%
0
0.00
0.0%
1
81,917,987.63
51.4%
0
0.00
0.0%
2
55,913,791.93
35.1%
1
9,892,097.81
6.2%
0
0.00
0.0%
Sep 2024
0
0.00
0.0%
0
0.00
0.0%
1
82,169,196.75
51.4%
0
0.00
0.0%
2
56,027,277.93
35.0%
1
9,922,326.17
6.2%
0
0.00
0.0%
Aug 2024
0
0.00
0.0%
0
0.00
0.0%
1
82,410,420.18
51.4%
0
0.00
0.0%
2
56,136,162.02
35.0%
1
9,951,373.05
6.2%
0
0.00
0.0%
Jul 2024
0
0.00
0.0%
0
0.00
0.0%
1
82,650,813.52
51.4%
0
0.00
0.0%
3
66,224,989.66
41.1%
0
0.00
0.0%
0
0.00
0.0%
Jun 2024
0
0.00
0.0%
0
0.00
0.0%
1
82,899,581.94
51.3%
0
0.00
0.0%
3
66,367,303.08
41.1%
0
0.00
0.0%
0
0.00
0.0%
May 2024
0
0.00
0.0%
0
0.00
0.0%
1
83,138,291.99
51.3%
0
0.00
0.0%
3
66,503,791.41
41.1%
0
0.00
0.0%
0
0.00
0.0%
Apr 2024
0
0.00
0.0%
0
0.00
0.0%
1
83,385,436.85
51.3%
0
0.00
0.0%
3
66,645,172.87
41.0%
0
0.00
0.0%
0
0.00
0.0%
Mar 2024
0
0.00
0.0%
1
83,622,474.99
51.3%
0
0.00
0.0%
0
0.00
0.0%
3
66,780,701.50
41.0%
0
0.00
0.0%
0
0.00
0.0%
Feb 2024
1
83,877,319.14
51.3%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
3
66,926,553.80
40.9%
0
0.00
0.0%
0
0.00
0.0%
Jan 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
3
67,061,1
10.60
40.9%
0
0.00
0.0%
1
18,441,970.31
1
1.2%
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
3
67,195,202.67
36.7%
0
0.00
0.0%
0
0.00
0.0%
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
3
67,334,272.92
36.7%
0
0.00
0.0%
0
0.00
0.0%
Oct 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
3
67,467,421.56
36.7%
0
0.00
0.0%
0
0.00
0.0%
Sep 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
3
67,605,581.86
36.6%
0
0.00
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

REO S
TA
TUS REPORT
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
30289977
NY
New
Y
ork
Retail
13,250,000.00
9,862,850.34
07/17/2024
10,217,200.36
9,200,000.00
01/1
1/2024
1,248,738.68
Count:
1
Totals:
13,250,000.00
9,862,850.34
10,217,200.36
9,200,000.00
1,248,738.68
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
15,736,975.16
13,000,000.00
12,140,591.79
(896,446.95)
13,037,038.74
2,699,936.42
30289960
6
Jan 2017
7,154,893.36
0.00
7,450,940.83
296,047.47
7,154,893.36
0.00
30289961
6
Jun 2023
Count:
2
Totals:
22,891,868.52
13,000,000.00
19,591,532.62
(600,399.48)
20,191,932.10
2,699,936.42
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
30289960
15,736,975.16
3,798,980.15
0.00
0.00
0.00
0.00
Jan 2017
0.00
3,798,980.15
0.00
0.00
30289961
7,154,893.36
0.00
0.00
0.00
0.00
0.00
Jun 2023
0.00
0.00
0.00
0.00
30289974
0.00
0.00
0.00
0.00
0.00
Feb 2024
487,942.14
487,942.14
0.00
0.00
30289974
0.00
487,942.14
0.00
0.00
0.00
Mar 2024
518,093.30
1,006,035.44
0.00
0.00
30289974
0.00
1,006,035.44
0.00
0.00
0.00
Apr 2024
488,625.24
1,494,660.68
0.00
0.00
30289960
2,808,980.15
3,798,980.15
0.00
0.00
0.00
Mar 2017
(990,000.00)
2,808,980.15
0.00
0.00
30289960
2,815,527.76
2,808,980.15
0.00
0.00
0.00
Jul 2017
6,547.61
2,815,527.76
0.00
0.00
30289960
2,699,090.42
2,815,527.76
0.00
0.00
0.00
Jan 2018
(1
16,437.34)
2,699,090.42
0.00
0.00
30289960
2,699,530.42
2,699,090.42
0.00
0.00
0.00
Mar 2018
440.00
2,699,530.42
0.00
0.00
30289960
2,699,570.42
2,699,530.42
0.00
0.00
0.00
Apr 2018
40.00
2,699,570.42
0.00
0.00
30289960
2,699,936.42
2,699,570.42
0.00
0.00
0.00
Jun 2018
366.00
2,699,936.42
0.00
0.00
3
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
395,616.95
6,894,533.52
5,399,872.84
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

INTEREST ADJUSTMENT RECONCILI
A
TION
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
17,635.12
8,055.04
3,981.96
2,129.55
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
21
1,185.49
1
10,469.51
0.00
6,333.76
81,675,063.80
37,416,938.60
18,496,853.33
9,862,850.34
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
129,806.89
0.00
0.00
0.00
0.00
0.00
0.00
68,947.66
0.00
0.00
0.00
0.00
0.00
0.00
0.00 296.83
0.00
0.00
0.00
0.00
30289967
30289969
30289974
30289977
147,451,706.07
Count:
Totals:
4
31,801.67
0.00
0.00
327,988.76
0.00
198,754.55
296.83
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
558,841.81
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
30289967
30289969
30289977
30289974
12/01/2023
07/06/2022
1
1/10/2024
06/10/2020
61,465,579.71
31,833,045.69
1,881,159.50
16,745,647.82
04/1
1/2024
05/13/2024
03/1
1/2024
04/1
1/2024
29,700,000.00
14,500,000.00
9,200,000.00
7,200,000.00
01/24/2024
01/26/2024
01/1
1/2024
02/22/2024
21
1,185.49
1
10,469.51
6,333.76
0.00
2,279,065.06
2,072,840.47
12,463.21
820,481.01
Count:
4
Totals:
1
1
1,925,432.72
60,600,000.00
327,988.76
5,184,849.75

LOAN LEVEL DE
T
AIL
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
30289967
Retail
05/14/20
MA
1
1/01/22
N
81,675,063.80 4.010
525,791.19
0.00
12/01/23
0.00
5
282,867.36
0.00
0.49
12/31/23
30289969
Retail
08/26/19
IA
12/06/22
N
37,416,938.60 4.050 0.00
0.00
07/06/22
0.00
5
0.00
0.00
-0.05
12/31/23
30289974
30289977
30289983
30289986
30289984
30289985
30289991
30289990
30289989
Retail
07/23/19
NY
Retail
01/12/23
NY
Retail IA
Retail IA
Retail
MO
Retail IL
Retail
UT
Retail NE
Retail
NJ
12/10/22
N
01/10/23
N
1
1/01/35
N
05/01/35
N
07/01/30
N
05/01/30
N
02/01/33
N
04/01/32
N
06/01/25
N
0.00
0.00
62,723.98
0.00
27,831.27
0.00
23,973.29
0.00
31,690.69
0.00
31,123.01
0.00
18,801.52
0.00
18,863.02
0.00
28,220.53
0.00
06/10/20
1
1/10/2
4
1
1/01/2
4
1
1/01/2
4
1
1/01/2
4
1
1/01/2
4
1
1/01/2
4
1
1/01/2
4
1
1/01/24
0.00
5
0.00
0.00
0 33,476.51
0.00
0 12,681.75
0.00
0 10,560.79
0.00
0 9,278.74
0.00
0 8,654.47
0.00
0
8,0
1
1.49
0.00
0 6,884.66
0.00
0
1,069.63
18,496,853.33
4.350
9,862,850.34
3.930
2,751,776.68
5.500
2,290,759.79
5.500
1,821,046.33
6.040
1,752,806.63
5.850
1,413,475.31
6.750
1,349,074.97
6.070
193,770.97
5.810
0.00
0.00
0.00
1.42
0.00
1.15
0.00
1.13
0.00
1.17
0.00
0.76
0.00
1.63
0.00
1.42
0.00
1.12
12/31/23
12/31/23
12/31/23
12/31/23
09/30/23
12/31/23
12/31/23
12/31/23
12/31/23
30289956
30289957
30289958
30289959
30289960
30289961
30289962
30289963
30289964
30289965
30289966
30289968
30289970
30289971
30289972
30289973
30289975
30289976
30289978
30289979
30289980
30289981
30289982
30289987
30289988
30289992
30289993
30289994
30289995
30289996
Industrial
Self Storage
Lodging
Retail
Office
Lodging
Industrial
Retail
Office
Self Storage
Office
Lodging
Retail
Lodging
Office
Retail
Retail
Retail
Lodging
Retail
Retail
Retail
Multifamily
Lodging
Retail
Retail
Multifamily
Retail
Retail
Retail
XX
01/01/23
XX
01/01/23
CA
10/01/22
NC
12/01/22
FL
01/01/23
KY
01/01/23
TX
01/01/23
MO 01/01/23
OH
12/01/22
MO 12/01/22
NY
1
1/07/22
MA
01/01/18
P
A
12/01/22
XX
12/01/17
TX
12/01/22
CA
1
1/01/22
P
A
12/05/22
NY
12/01/22
TX
01/01/23
NY
12/01/22
TX
01/01/26
CA
12/01/22
TX
12/01/22
IN 12/01/22
XX
10/01/22
NC
12/01/22
CA
01/01/23
IL
1
1/01/22
XX
01/01/23
TX
12/01/22
10/01/22
01/01/23
08/01/18
05/01/23
01/03/18
05/12/23
04/01/20
1
1/01/22
09/01/22
10/01/16
1
1/07/22
1
1/01/17
09/01/22
03/01/17
01/01/24
1
1/01/22
09/05/22
1
1/01/22
02/01/22
12/01/22
04/01/15
09/02/22
12/02/22
1
1/01/22
07/01/22
12/01/22
10/01/22
10/01/21
01/01/23
09/01/22

LOAN LEVEL DE
T
AIL
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
30289997
30289999
30291720
30291771
30291772
30291773
30291774
30291775
30291776
30291777
30291778
30291779
30291780
30304000
30304001
30304002
30304003
30304004
30304005
30304006
30304007
30304008
30304009
30304010
30501702
30502027
30503455
Retail
Office
Retail
Retail
Office
Retail
Retail
Mixed Use
Office
Lodging
Retail
Retail
Retail
Industrial
Retail
Office
Multifamily
Retail
Retail
Retail
Retail
Mixed Use
Industrial
Office
Industrial
Industrial
Industrial
NC
12/01/22
NY
1
1/07/22
MA
01/06/23
NY
01/01/23
IL
01/01/23
CA
01/01/23
CA
01/01/23
MI 01/01/23
NJ
01/01/23
CA
01/01/23
LA
01/01/23
NY
01/01/23
MA
01/01/23
TN
01/01/23
P
A
1
1/01/22
WA
1
1/01/22
TX
12/01/22
WI
01/01/18
TX
12/01/22
CA
01/01/23
AL
1
1/01/22
MD 01/01/23
MD 12/01/22
CA
01/01/18
XX
01/01/23
XX
01/01/23
XX
01/01/23
12/01/22
1
1/07/22
10/06/22
01/01/23
01/01/23
1
1/01/22
10/01/21
10/01/22
06/01/19
1
1/01/22
01/01/23
07/01/16
12/30/22
09/01/22
1
1/01/22
08/01/22
10/01/22
10/01/16
09/01/22
10/01/22
09/01/22
12/01/22
10/01/22
04/01/16
10/01/22
10/01/22
10/01/22
Count:
68
Totals:
159,024,416.75
769,018.50
0.00
0.00
373,485.40
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

HISTORICAL LOAN MODIFIC
A
TION REPORT
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Date of Last
Loan ID
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Modified
Payment
Old P&I
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code:
1 = Maturity Date Extension; 2 = Amortization Change; 3 =
Principal Write-Off; 4 =Not Used; 5 =
T
emporary Rate Reduction; 6
= Capitalization on Interest;
7 =
Capitalization on
T
axes;
8 = Other; 9 = RCombination;
10 = Forbearance.

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

5M
to
9.9M
80M
to
84.9M
15M
to
19.9M
35M
to
39.9M
0M
to
4.9M
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Count
0M
to
4.9M
7
5M
to
9.9M
1
15M
to
19.9M
1
35M
to
39.9M
1
80M
to
84.9M
1
0
10
Total
11
$159,024,416.75
100.00%
20
$37,416,938.60
23.53%
30
$81,675,063.80
51.36%
$9,862,850.34
6.20%
40
$18,496,853.33
1
1.63%
Balance ($)
%
50
$1
1,572,710.68
7.28%
Remaining Principal Balance
60
3.750%
-
3.990%
4.000%
-
4.240%
4.250%
-
4.490%
5.500%
-
5.740%
5.750%
-
5.990%
6.000% - 6.240%
6.750% - 6.990%
0
10
Total Weighted Average Rate: 4.19%
20
Total
11
$159,024,416.75
100.00%
1
$1,413,475.31
0.89%
30
2
$1,946,577.60
1.22%
40
2
$3,170,121.30
1.99%
1
$18,496,853.33
1
1.63%
50
2
$5,042,536.47
3.17%
70
Count
Balance ($)
%
1
$9,862,850.34
6.20%
60
2
$
1
19,092,002.40
74.89%
Gross Rate
80
3.750% -
3.990%
4.000% -
4.240%
4.250% -
4.490%
5.500% -
5.740%
5.750% -
5.990%
6.000% -
6.240%
6.750% -
6.990%

IOWA
NEW YORK
MISSOURI
ILLINOIS
UTAH
NEBRASKA
NEW JERSEY
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Count
MASSACHUSETTS
1
IOWA
3
NEW YORK
2
MISSOURI
1
ILLINOIS
1
UTAH
1
NEBRASKA
1
Balance ($)
%
$81,675,063.80
51.36%
$42,459,475.07
26.70%
$28,359,703.67
17.83%
$1,821,046.33
1.15%
$1,752,806.63
1.10%
$1,413,475.31
0.89%
$1,349,074.97
0.85%
NEW JERSEY
1
$193,770.97
0.12%
Total
11
$159,024,416.75
100.00%
Geographic Distribution by State
10
20
30
40
50
60
0
MASSACHUSETTS
Count
Balance ($)
%
Retail
1
1
$159,024,416.75
100.00%
Total
11
$159,024,416.75
100.00%
Property
T
ype
Retail
100
Retail
100.0%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
141
-
143
144
-
146
150
-
152
183
-
185
207 -
209
231 -
233
$1,752,806.63
1.10%
234 -
236
1
Total
11
$159,024,416.75
100.00%
Months
Total Weighted Average Seasoning:
147
10
1
$1,349,074.97
0.85%
20
2
$2,014,817.30
1.27%
2
$5,042,536.47
3.17%
30
1
$1,413,475.31
0.89%
3
$65,776,642.27
41.36%
40
1
$81,675,063.80
51.36%
Count
Balance ($)
%
50
Seasoning
60
0
141 -
143
144 -
146
150 -
152
183 -
185
207 -
209
231 -
233
234 -
236
0 -
2
6 -
8
66 -
68
87 -
89
99 - 101
126 - 128
132 - 134
Total
Months
20
1
$2,751,776.68
1.73%
11
$159,024,416.75
100.00%
4
$147,451,706.07
92.72%
1
$193,770.97
0.12%
60
2
$3,573,852.96
2.25%
1
$1,349,074.97
0.85%
1
$1,413,475.31
0.89%
40
1
$2,290,759.79
1.44%
Count
Balance ($)
%
80
Remaining
T
erm to Maturity
100
Total Weighted Average Remaining Months:
8
0
0 -
2
6 -
8
66 -
68
87 -
89
99 - 101
126 - 128
132 - 134

0.000 - 0.490
-0.50 - -0.01
0.500 - 0.990
-1.00 - -0.51
1.000 - 1.490
1.500 - 1.990
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
-1.00 - -0.51
-0.50 - -0.01
0.000 - 0.490
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
DSCR
Total
11
$159,024,416.75
100.00%
0
Total Weighted Average DSCR:
0.27
2
$1
1,615,656.97
7.30%
20
5
$8,406,428.74
5.29%
1
$1,413,475.31
0.89%
10
1
$18,496,853.33
1
1.63%
1
$81,675,063.80
51.36%
30
1
$37,416,938.60
23.53%
40
50
Count
Balance ($)
%
60
Amortizing Balloon
92.72%
Full Amortizing
7.28%
Count
Balance ($)
%
Amortizing Balloon
4
$147,451,706.07
92.72%
Full Amortizing
7
$1
1,572,710.68
7.28%
Total
11
$159,024,416.75
100.00%
Amortizing Balloon 92.72%
Full Amortizing
7.28%
Total:
100.00%
Amortization
T
ype

Delinquency Summary Report
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Current
7
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
1
1,572,710.68
0.00
7.28% 0.00%
1
1,572,710.68
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
1
0
9,862,850.34
0.00
6.20% 0.00%
9,862,850.34
0.00
8
0
21,435,561.02
0.00
13.48%
0.00%
21,435,561.02
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
81,675,063.80
51.36%
84,347,200.25
0
0.00
0.00%
0.00
2
55,913,791.93
35.16%
60,11
1,01
1.34
0
0.00
0.00%
0.00
3
137,588,855.73
86.52%
144,458,211.59
93,247,774.48
58.64%
95,919,910.93
0
0.00
0.00%
0.00
2
55,913,791.93
35.16%
60,111,011.34
1
9,862,850.34
6.20%
9,862,850.34
11
159,024,416.75
100.00%
165,893,772.61
Group 1
121 + days
TOTAL
Current
1
8
121
+
days
Current
13.5%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
86.5%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

DEFEASED LOAN DE
T
AIL
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
November 2024
Current
Note Rate
Defeasance
Status *
Current Ending
Loan ID
Scheduled
Balance
Maturity Date
Count:
Totals:
*
Defeasance Status:
P = Portion of Loan Previously Defeased.
F = Full Defeasance.